SIGNIFICANT ACCOUNTING POLICIES - VIE Companies (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)
SIGNIFICANT ACCOUNTING POLICIES
Total assets	$ 228,436,876		$ 158,756,933		$ 29,349,617
Total liabilities	188,115,754		130,752,472		$ 24,169,154
Total operating revenue	22,846,898	$ 2,935,374	13,590,125	$ 10,008,418
Net Income (Loss)	11,337,721	1,456,671	5,443,094	4,281,474
Net cash (used in)/generated from operating activities	40,788,133	5,240,468	30,996,323	(6,337,396)
Net cash used in investing activities	(1,783,395)	(229,132)	103,932	(2,444,418)
Net cash generated from financing activities	4,296,780	552,051	70,851	2,307,957
Effect of exchange rate changes on cash, cash equivalents and restricted cash	235,916	30,311	(149,866)	66,352
Net (decrease)/ increase in cash, cash equivalents and restricted cash	43,537,434	5,593,698	31,021,240	(6,407,505)
Cash, cash equivalents and restricted cash at beginning of the year	80,329,320	10,320,727	49,308,080	55,715,585
Cash, cash equivalents and restricted cash at end of the year	123,866,754	$ 15,914,425	80,329,320	49,308,080
VIEs and its subsidiaries
SIGNIFICANT ACCOUNTING POLICIES
Total assets	619,212		496,776
Total liabilities	188,902		186,802
Total operating revenue	305,968		244,315	301,087
Net Income (Loss)	83,530		54,087	97,248
Net cash (used in)/generated from operating activities	255		(2,222)	(11,798)
Net cash used in investing activities	(6,338)		(5,556)	(6,818)
Net cash generated from financing activities	6,643
Effect of exchange rate changes on cash, cash equivalents and restricted cash	165		(282)	123
Net (decrease)/ increase in cash, cash equivalents and restricted cash	725		(8,060)	(18,493)
Cash, cash equivalents and restricted cash at beginning of the year	6,248		14,308	32,801
Cash, cash equivalents and restricted cash at end of the year	$ 6,973		$ 6,248	$ 14,308